Financial Instruments (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of Contractual Liabilities	The Group’s contractual liabilities at 30 June 2023 were as follows:
Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	3,298,131	236,514	140,445	-	3,675,090
	3,298,131	236,514	140,445	-	3,675,090
The Group’s contractual liabilities at 30 June 2022 were as follows:
Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	1,828,527	-	-	-	1,828,527
	1,828,527	-	-	-	1,828,527

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	1,828,527	-	-	-	1,828,527
	1,828,527	-	-	-	1,828,527
Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	614,834	-	-	-	614,834
	614,834	-	-	-	614,834